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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    DECEMBER 31, 2002
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Advent International Corporation
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Address:  75 State Street
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          Boston, MA 02109
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Form 13F File Number: 28-  6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janet L. Hennessy
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Title:    Vice President and Treasurer
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Phone:    (617) 951-9447
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Signature, Place, and Date of Signing:


/s/ Janet L. Hennessy                 Boston, MA                 1/20/03
-------------------------       -----------------------     -----------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   16
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Form 13F Information Table Value Total:  $187,234
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                                                    (thousands)


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                           FORM 13F INFORMATION TABLE


COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
--------                 --------       --------    --------   -------------------   --------    --------    ----------------------
                                                     VALUE     SHRS OR     SH/ PUT  INVESTMENT    OTHER         VOTING AUTHORITY
 NAME OF ISSUER       TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION   MANAGERS    SOLE      SHARED  NONE
 --------------       --------------      -----     --------   -------    --------  ----------   --------    ----      ------  ----
AMERITRADE HOLDING
  CORPORATION                 COMMON   03074K-10-0   68,738   12,144,591               SOLE                12,144,591
BIOMET, INC.                  COMMON   090613-10-0    2,700       94,219               SOLE                    94,219
CRUCELL NV            SPONSORED ADRs   228769-10-5    3,749    1,096,101               SOLE                 1,096,101
CONCERTO SOFTWARE             COMMON   20602T-10-6      654       96,873               SOLE                    96,873
EPIX MEDICAL, INC.            COMMON   26881Q-10-1    1,432      198,119               SOLE                   198,119
EXELIXIS                      COMMON   30161Q-10-4   12,766    1,595,768               SOLE                 1,595,768
ILEX ONCOLOGY, INC.           COMMON   451923-10-6    5,636      798,337               SOLE                   798,337
INTERWAVE
  COMMUNICATIONS              COMMON   G4911N-10-2       33      157,989               SOLE                   157,989
INVERNESS MEDICAL
  INNOVATIONS                 COMMON   46126P-10-6        6          484               SOLE                       484
JOHNSON & JOHNSON             COMMON   478160-10-4       77        1,434               SOLE                     1,434
KIRKLAND'S INC.               COMMON   497498-10-5   71,262    6,306,407               SOLE                 6,306,407
LECROY CORPORATION            COMMON   52324W-10-9    5,550      500,000               SOLE                   500,000
LIGHTBRIDGE, INC.             COMMON   532226-10-7    2,889      469,694               SOLE                   469,694
LIONBRIDGE
  TECHNOLOGIES, INC.          COMMON   536252-10-9    8,469    4,340,804               SOLE                 4,340,804
TRITON NETWORK
  SYSTEMS INC.                COMMON   896775-10-3    1,111    2,136,342               SOLE                 2,136,342
ZINDART LIMITED       SPONSORED ADRs   989597-10-9    2,161      708,444               SOLE                   708,444

                                                    187,234